Schedule H (Tables) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Delinquent Participant Contributions

Schedule H, Line 4(a) – Schedule of Delinquent Participant Contributions

December 31, 2025

Participant Contributions Transferred Late to Plan	Total that Constitute Nonexempt Prohibited Transactions
Check Here if Late Participant Loan Repayments are Included: ☑	Contributions not Corrected	Contributions Corrected Outside of Voluntary Fiduciary Correction Program (1) (2)	Contributions Pending Correction in Voluntary Fiduciary Correction Program	Total Fully Corrected Under Voluntary Fiduciary Correction Program and PTE 2002-51
$51,698	$-	$51,698	$-	$-

(1)
Represents delinquent participant contributions throughout 2024.
(2)
Lost earnings deposits have been funded to the Plan in 2025.

Schedule of Assets (Held at End of Year)

Schedule H, Line 4(i) – Schedule of Assets

(Held at End of Year)

December 31, 2025

(a)	Identity of Issuer, Borrower, Lessor, or Similar Party (b)	Description of Investment Including Maturity Date, Rate of Collateral, Par, or Maturity Value (c)	Cost (d)		Current Value (e)
*	Unity Bancorp, Inc.	Common Stock	$	**	$1,915,875

	Fidelity Intl Idx	Mutual Fund		**	4,494,343
	Fidelity 500 Index Fund	Mutual Fund		**	1,738,143
	Fidelity Mid Cap Index	Mutual Fund		**	566,424
	Fidelity Small Cap Index	Mutual Fund		**	426,472
	JPMorgan Inc Fd Class R6	Mutual Fund		**	19,407
	Pimco Comrealret Strat I	Mutual Fund		**	45,075
	Brdywngbl Gbl Opp Bond Is	Mutual Fund		**	32,519
	Blackrock Lifepath 2030 K	Mutual Fund		**	1,316
	Blackrock Lifepath 2035 K	Mutual Fund		**	12,569
	Blackrock Lifepath 2040 K	Mutual Fund		**	5,383
	Blackrock Lifepath 2045 K	Mutual Fund		**	13,426
	Blackrock Lifepath 2050 K	Mutual Fund		**	38,979
	Blackrock Lifepath 2060 K	Mutual Fund		**	17,175
	Blackrock Lifepath 2065 K	Mutual Fund		**	8,854
	Blackrock Lifepath Index Retirement K	Mutual Fund		**	477
	DFA Emerging Markets Core Equity I	Mutual Fund		**	64,087
	DFA US Targeted Value I	Mutual Fund		**	3,784
	Fidelity Inflation Protected Bond Index	Mutual Fund		**	24,404
	Ishares US Aggregate Bond Index K	Mutual Fund		**	70,622

*	Guaranteed Income Fund	Guaranteed investment contract		**	3,276,078	***

*	Pru Long Corp Bond - Isp	Pooled Separate account		**	2,571,043
*	Lcg/Jennison Fund	Pooled Separate account		**	2,828,716
*	Am Cent Mid Cap Value	Pooled Separate account		**	1,823,513

	Large Cap Value Fund CL R1	Common Collective Trust		**	2,938,061
	Putnam Small Cap Growth Trust Class R	Common Collective Trust		**	1,686,450
	Mid Cap Growth Fund R1	Common Collective Trust		**	21,136
	PGIM Select Real Estate Fund CIT Class R	Common Collective Trust		**	51,699

*	Participant Loans	Various Terms, 4.25% - 9.50%		-	280,983
				$-	$24,977,013

*	A party-in-interest as defined by ERISA.
**	Not applicable for participant-directed investments.
***	Represents contract value.